COMMISSIONS AND FEES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commissions and fees
Card fees amortization period		12 months
Total commissions and fees	[1]	$ 10,521	$ 11,848	$ 13,032
Investment banking
Commissions and fees
Total commissions and fees		2,847	3,423	3,687
Trading-related
Commissions and fees
Total commissions and fees		2,219	2,345	2,503
Trade and securities services
Commissions and fees
Total commissions and fees		1,564	1,735	1,871
Credit cards and bank cards
Commissions and fees
Total commissions and fees		1,324	1,786	2,227
Other consumer
Commissions and fees
Total commissions and fees		659	685	885
Corporate finance
Commissions and fees
Total commissions and fees		686	493	531
Checking-related
Commissions and fees
Total commissions and fees		467	497	531
Loan servicing
Commissions and fees
Total commissions and fees		325	404	380
Other
Commissions and fees
Total commissions and fees		$ 430	$ 480	$ 417

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.